Leases - Schedule of the aggregate future non-cancelable minimum rental payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2023	$ 1,010
2024	734
2025	559
2026	559
2027	559
Thereafter	1,817
Total minimum operating lease payments	5,238
Less: Amounts representing interest	(1,957)
Present value of net minimum operating lease payments	3,281	$ 0
Less: Current portion	(593)	0
Long-term portion of operating lease obligations	$ 2,688	$ 0